UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
INVESTMENTS

John Hancock

Greater China Opportunities Fund

Annual Report
10.31.13

A look at performance

Total returns for the period ended October 31, 2013

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A	14.96	12.72	—	10.63[1]	14.96	81.94	—	133.64[1]

Class B	14.90	12.74	—	10.47[1]	14.90	82.11	—	130.79[1]

Class C	18.91	12.99	—	10.47[1]	18.91	84.20	—	130.71[1]

Class I2	21.57	14.13	—	11.56[1]	21.57	93.65	—	150.58[1]

Class NAV[2]	21.53	14.56	—	4.70[3]	21.53	97.32	—	36.90[3]

Index†	13.27	16.35	—	9.49[1]	13.27	113.18	—	114.12[1]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-14 for Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net (%)	1.80	2.61	2.61	1.31	1.24
Gross (%)	1.80	2.61	2.61	2.74	1.24

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI Golden Dragon Index.

See the following page for footnotes.

6	Greater China Opportunities Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	6-9-05	$23,079	$23,079	$21,412

Class C4	6-9-05	23,071	23,071	21,412

Class I2	6-9-05	25,058	25,058	21,412

Class NAV[2]	12-28-06	13,690	13,690	14,344

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consists of the following indexes: China, Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 From 6-9-05.

2 For certain types of investors, as described in the fund’s prospectuses.

3 From 12-28-06.

4 The contingent deferred sales charge is not applicable.

Annual report | Greater China Opportunities Fund	7

Management’s discussion of

Fund performance

By John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Greater China region stocks climbed sharply during the period, supported by improvement in China’s economy and accommodative monetary policies.

In Hong Kong, rising mortgage rates and tighter regulations on property sales triggered a sharp decline in real estate stocks. In Taiwan, financials sector stocks were lifted by a joint regulatory agreement with China. The agreement relaxed banking restrictions between the two countries and enabled Taiwanese banks to expand their businesses onto the mainland.

For the 12 months ended October 31, 2013, John Hancock Greater China Opportunities Fund’s Class A shares posted a total return of 21.01%, excluding sales charges. The fund outpaced the 13.27% return of its benchmark, the MSCI Golden Dragon Index, and the 15.67% average return of its peers in the China region fund category, as tracked by Morningstar, Inc.†

Strong stock selection in the information technology and consumer discretionary sectors helped the fund outperform its benchmark index, as results for the fund’s holdings exceeded those of both sectors. Performance was aided further by the fund’s overweights in these sectors, as they rose sharply. At the individual securitiy level, the largest contributor was an out-of-benchmark position in Kingsoft Corp., Ltd., a China-based maker of software for online gaming, information security, and office applications.

While stock selection in healthcare was a positive contributor overall, the fund’s out-of-benchmark positions in two stocks in the sector significantly detracted from results. Shares of Microport Scientific Corp. (China) and Winteam Pharmaceutical Group, Ltd. (Hong Kong), slumped during the period, and we subsequently liquidated the Winteam position.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Greater China Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,064.80	$8.69

Class B	1,000.00	1,059.60	14.02

Class C	1,000.00	1,059.70	13.65

Class I	1,000.00	1,067.40	6.83

Class NAV	1,000.00	1,067.10	6.67

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Greater China Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2013, with the same investment held until October 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 5-1-13	on 10-31-13	period ended 10-31-13[1]

Class A	$1,000.00	$1,016.80	$8.49

Class B	1,000.00	1,011.60	13.69

Class C	1,000.00	1,011.90	13.34

Class I	1,000.00	1,018.60	6.67

Class NAV	1,000.00	1,018.80	6.51

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.67%, 2.70%, 2.63%, 1.31%, and 1.28% for Class A, Class B, Class C, Class I, and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Greater China Opportunities Fund | Annual report

Portfolio summary

Top 10 Holdings (35.5% of Net Assets on 10-31-13)[1,2]

Taiwan Semiconductor		Industrial & Commercial Bank of China,
Manufacturing Company, Ltd.	7.2%	Ltd., H Shares	3.1%

Tencent Holdings, Ltd.	4.2%	MediaTek, Inc.	3.0%

AIA Group, Ltd.	3.9%	Hutchison Whampoa, Ltd.	2.7%

China Construction Bank		CNOOC, Ltd.	2.6%
Corp., H Shares	3.2%
		Sands China, Ltd.	2.5%
Kingsoft Corp., Ltd.	3.1%

Sector Composition[1,3]

Financials	32.6%	Utilities	4.2%

Information Technology	25.8%	Materials	3.7%

Consumer Discretionary	11.7%	Consumer Staples	3.6%

Industrials	9.4%	Health Care	2.7%

Energy	5.8%	Short-Term Investments & Other	0.5%

1 As a percentage of net assets on 10-31-13.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility, and political and social instability. Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization, or expropriation of assets. The fund may invest in IPOs, which are frequently volatile in price and may lead to increased portfolio turnover. The stock prices of midsized and small companies can change more frequently and dramatically than those of large companies. The fund may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see fund’s prospectus for additional risks.

Annual report | Greater China Opportunities Fund	11

Fund’s investments

As of 10-31-13

	Shares	Value
Common Stocks 99.5%		$66,324,226

(Cost $49,493,032)

China 34.8%		23,169,123

58.com, Inc., ADR (I)	1,842	44,429

Anta Sports Products, Ltd.	345,000	493,695

Bank of China, Ltd., H Shares	1,502,000	702,343

China Construction Bank Corp., H Shares	2,741,000	2,126,314

China Huiyuan Juice Group, Ltd. (I)	981,000	656,542

China Minsheng Banking Corp., Ltd., H Shares	994,000	1,138,802

China Pacific Insurance Group Company, Ltd., H Shares	198,000	710,500

China Shenhua Energy Company, Ltd., H Shares	193,000	585,544

CNOOC, Ltd.	849,000	1,721,260

ENN Energy Holdings, Ltd.	104,000	613,794

Hilong Holding, Ltd.	1,509,000	1,001,756

Industrial & Commercial Bank of China, Ltd., H Shares	2,911,500	2,033,666

Kingsoft Corp., Ltd.	830,000	2,068,022

Microport Scientific Corp.	987,000	671,401

Ping An Insurance Group Company, H Shares	125,500	987,383

Shenzhou International Group Holdings, Ltd.	329,000	1,127,341

SITC International Holdings Company, Ltd.	1,231,000	522,220

Sunac China Holdings, Ltd.	1,407,000	975,466

Tencent Holdings, Ltd.	51,400	2,804,656

Tingyi Holding Corp.	184,000	519,291

Wisdom Holdings Group (I)	1,654,000	669,640

ZTE Corp., H Shares (I)	456,800	995,058

Hong Kong 35.5%		23,716,898

AIA Group, Ltd.	513,200	2,602,150

ASM Pacific Technology, Ltd.	52,900	511,184

Beijing Development Hong Kong, Ltd. (I)	2,442,000	623,129

BOC Hong Kong Holdings, Ltd.	274,000	890,169

Cheung Kong Holdings, Ltd.	71,000	1,110,978

Cheung Kong Infrastructure Holdings, Ltd.	132,000	919,540

China Everbright International, Ltd.	1,163,000	1,163,437

China Resources Land, Ltd.	452,000	1,303,319

China Resources Power Holdings, Ltd.	232,000	607,721

China Taiping Insurance Holdings Company, Ltd. (I)	370,600	578,040

CSPC Pharmaceutical Group, Ltd.	1,186,000	737,761

Dah Chong Hong Holdings, Ltd.	762,000	650,338

Hong Kong & China Gas Company, Ltd.	282,810	659,826

12	Greater China Opportunities Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Hutchison Whampoa, Ltd.	147,000	$1,829,417

Lee & Man Paper Manufacturing, Ltd.	559,000	400,969

Melco International Development, Ltd.	467,000	1,468,436

New World Development Company, Ltd.	535,000	741,808

Orient Overseas International, Ltd. (I)	172,000	889,618

Sands China, Ltd.	236,800	1,687,379

Sinopec Kantons Holdings, Ltd.	588,000	536,564

Stelux Holdings International, Ltd.	1,503,000	512,654

Sun Hung Kai Properties, Ltd.	75,000	982,463

Techtronic Industries Company	141,500	355,971

Vinda International Holdings, Ltd.	480,000	682,634

Wharf Holdings, Ltd.	150,000	1,271,393

Taiwan 28.7%		19,119,510

AcBel Polytech, Inc.	398,000	403,476

Advantech Company, Ltd.	93,000	596,705

Aurora Corp.	326,000	680,293

Cathay Financial Holdings Company, Ltd.	896,124	1,350,872

Cheng Shin Rubber Industry Company, Ltd.	202,575	540,462

Chipbond Technology Corp. (I)	255,000	514,978

CTBC Financial Holding Company, Ltd.	1,998,000	1,352,595

Delta Electronics, Inc.	101,000	524,093

E.Sun Financial Holding Company, Ltd.	727,000	484,844

Ginko International Company, Ltd.	22,000	419,959

Grand Pacific Petrochemical Corp.	519,000	400,871

Hon Hai Precision Industry Company, Ltd.	191,400	484,961

Kaori Heat Treatment Company, Ltd.	293,239	591,983

Kindom Construction Company, Ltd.	314,000	386,486

MediaTek, Inc.	148,000	2,023,071

President Chain Store Corp.	76,000	553,489

Taiwan Cement Corp.	633,000	920,099

Taiwan Semiconductor Manufacturing Company, Ltd.	1,303,089	4,822,634

Teco Electric & Machinery Company, Ltd.	813,000	867,266

Ton Yi Industrial Corp.	650,000	718,859

Vivotek, Inc. (I)	83,000	481,514

United States 0.5%		318,695

Nexteer Automotive Group, Ltd. (I)	892,000	318,695

Total investments (Cost $49,493,032)† 99.5%		$66,324,226

Other assets and liabilities, net 0.5%		$313,568

Total net assets 100.0%		$66,637,794

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

See notes to financial statements	Annual report | Greater China Opportunities Fund	13

Notes to Schedule of Investments

ADR American Depositary Receipts.

(I) Non-income producing security.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $49,558,585. Net unrealized appreciation aggregated $16,765,641, of which $17,401,873 related to appreciated investment securities and $636,232 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 10-31-13:

Financials	32.6%
Information Technology	25.8%
Consumer Discretionary	11.7%
Industrials	9.4%
Energy	5.8%
Utilities	4.2%
Materials	3.7%
Consumer Staples	3.6%
Health Care	2.7%
Short-Term Investments & Other	0.5%

Total	100.0%

14	Greater China Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $49,493,032)	$66,324,226
Foreign currency, at value (Cost $347,275)	347,539
Receivable for investments sold	280,825
Receivable for fund shares sold	36,114
Dividends receivable	4,256
Other receivables and prepaid expenses	24,804

Total assets	67,017,764

Liabilities

Due to custodian	138,309
Payable for investments purchased	70,795
Payable for fund shares repurchased	37,560
Payable to affiliates
Accounting and legal services fees	2,207
Transfer agent fees	7,871
Investment management fees	54,696
Other liabilities and accrued expenses	68,532

Total liabilities	379,970

Net assets	$66,637,794

Net assets consist of

Paid-in capital	$49,105,452
Undistributed net investment income	230,301
Accumulated net realized gain (loss) on investments and foreign
currency transactions	470,515
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	16,831,526

Net assets	$66,637,794

See notes to financial statements	Annual report | Greater China Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($46,281,601 ÷ 2,132,414 shares)[1]	$21.70
Class B ($7,707,989 ÷ 367,578 shares)[1]	$20.97
Class C ($10,583,536 ÷ 504,842 shares)[1]	$20.96
Class I ($1,185,576 ÷ 54,605 shares)	$21.71
Class NAV ($879,092 ÷ 40,043 shares)	$21.95

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$22.85

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Greater China Opportunities Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 10-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$1,739,829
Less foreign taxes withheld	(151,435)

Total investment income	1,588,394

Expenses

Investment management fees	681,195
Distribution and service fees	302,928
Accounting and legal services fees	13,763
Transfer agent fees	111,634
Trustees’ fees	2,806
State registration fees	67,639
Printing and postage	22,601
Professional fees	39,073
Custodian fees	85,315
Registration and filing fees	36,444
Other	8,469

Total expenses	1,371,867
Less expense reductions	(21,342)

Net expenses	1,350,525

Net investment income	237,869

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	4,475,566
Foreign currency transactions	(14,691)

4,460,875
Change in net unrealized appreciation (depreciation) of
Investments	7,825,768
Translation of assets and liabilities in foreign currencies	136

7,825,904

Net realized and unrealized gain	12,286,779

Increase in net assets from operations	$12,524,648

See notes to financial statements	Annual report | Greater China Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	10-31-13	10-31-12

Increase (decrease) in net assets

From operations
Net investment income	$237,869	$102,257
Net realized gain (loss)	4,460,875	(2,832,765)
Change in net unrealized appreciation (depreciation)	7,825,904	7,273,711

Increase in net assets resulting from operations	12,524,648	4,543,203

Distributions to shareholders
From net investment income
Class A	(149,779)	(460,788)
Class B	—	(16,705)
Class C	—	(19,488)
Class I	(8,079)	(14,687)
Class NAV	(4,274)	(11,779)

Total distributions	(162,132)	(523,447)

From fund share transactions	(10,993,645)	(17,237,353)

Total increase (decrease)	1,368,871	(13,217,597)

Net assets

Beginning of year	65,268,923	78,486,520

End of year	$66,637,794	$65,268,923

Undistributed net investment income	$230,301	$98,301

18	Greater China Opportunities Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$17.99	$16.90	$20.24	$17.33	$11.61
Net investment income[1]	0.12	0.06	0.14	0.08	0.12
Net realized and unrealized gain (loss)
on investments	3.65	1.18	(3.41)	2.94	5.63
Total from investment operations	3.77	1.24	(3.27)	3.02	5.75
Less distributions
From net investment income	(0.06)	(0.15)	(0.07)	(0.11)	(0.03)
Net asset value, end of period	$21.70	$17.99	$16.90	$20.24	$17.33
Total return (%)[2,3]	21.01	7.51	(16.24)	17.46	49.62

Ratios and supplemental data

Net assets, end of period (in millions)	$46	$44	$53	$80	$90
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	1.80	1.67	1.73	1.95
Expenses net of fee waivers	1.74	1.80	1.67	1.70	1.95
Expenses net of fee waivers and credits	1.74	1.80	1.67	1.70	1.92
Net investment income	0.60	0.37	0.67	0.45	0.86
Portfolio turnover (%)	93	132	145	71	105

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS B SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$17.49	$16.42	$19.76	$16.95	$11.41
Net investment income (loss)[1]	(0.08)	(0.08)	(0.02)	(0.06)	0.01
Net realized and unrealized gain (loss)
on investments	3.56	1.18	(3.32)	2.87	5.53
Total from investment operations	3.48	1.10	(3.34)	2.81	5.54
Less distributions
From net investment income	—	(0.03)	—	—[2]	—
Net asset value, end of period	$20.97	$17.49	$16.42	$19.76	$16.95
Total return (%)[3,4]	19.90	6.70	(16.90)	16.58	48.55

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$9	$11	$17	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	2.67	2.61	2.46	2.49	2.70
Expenses net of fee waivers	2.67	2.61	2.46	2.45	2.70
Expenses net of fee waivers and credits	2.67	2.61	2.46	2.45	2.67
Net investment income (loss)	(0.39)	(0.45)	(0.11)	(0.31)	0.11
Portfolio turnover (%)	93	132	145	71	105

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Greater China Opportunities Fund	19

CLASS C SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$17.48	$16.41	$19.75	$16.94	$11.40
Net investment income (loss)[1]	(0.05)	(0.07)	(0.02)	(0.05)	0.01
Net realized and unrealized gain (loss)
on investments	3.53	1.17	(3.32)	2.86	5.53
Total from investment operations	3.48	1.10	(3.34)	2.81	5.54
Less distributions
From net investment income	—	(0.03)	—	—[2]	—
Net asset value, end of period	$20.96	$17.48	$16.41	$19.75	$16.94
Total return (%)[3,4]	19.91	6.71	(16.91)	16.59	48.60

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$10	$12	$18	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.62	2.61	2.45	2.48	2.71
Expenses net of fee waivers	2.62	2.61	2.45	2.44	2.71
Expenses net of fee waivers and credits	2.62	2.61	2.45	2.44	2.68
Net investment income (loss)	(0.27)	(0.43)	(0.12)	(0.26)	0.10
Portfolio turnover (%)	93	132	145	71	105

1 Based on the average daily shares outstanding.
2 Less than $0.005 per share.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

CLASS I SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$17.96	$16.82	$20.14	$17.24	$11.57
Net investment income[1]	0.17	0.12	0.18	0.01	0.18
Net realized and unrealized gain (loss)
on investments	3.69	1.20	(3.41)	3.02	5.53
Total from investment operations	3.86	1.32	(3.23)	3.03	5.71
Less distributions
From net investment income	(0.11)	(0.18)	(0.09)	(0.13)	(0.04)
Net asset value, end of period	$21.71	$17.96	$16.82	$20.14	$17.24
Total return (%)[2]	21.57	8.01	(16.12)	17.61	49.49

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$2	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.79	2.74	2.02	1.83	1.81
Expenses net of fee waivers and credits	1.31	1.39	1.53	1.57	1.65
Net investment income	0.85	0.73	0.87	0.08	1.25
Portfolio turnover (%)	93	132	145	71	105

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

20	Greater China Opportunities Fund | Annual report	See notes to financial statements

CLASS NAV SHARES Period ended	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance

Net asset value, beginning of period	$18.18	$17.07	$20.42	$17.47	$11.66
Net investment income[1]	0.23	0.15	0.26	0.20	0.24
Net realized and unrealized gain (loss)
on investments	3.67	1.21	(3.47)	2.96	5.65
Total from investment operations	3.90	1.36	(3.21)	3.16	5.89
Less distributions
From net investment income	(0.13)	(0.25)	(0.14)	(0.21)	(0.08)
Net asset value, end of period	$21.95	$18.18	$17.07	$20.42	$17.47
Total return (%)[2]	21.53	8.20	(15.82)	18.17	50.84

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.28	1.24	1.14	1.11	1.12
Expenses net of fee waivers and credits	1.27	1.24	1.14	1.11	1.12
Net investment income	1.12	0.87	1.30	1.08	1.63
Portfolio turnover (%)	93	132	145	71	105

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

See notes to financial statements	Annual report | Greater China Opportunities Fund	21

Notes to financial statements

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the fund) is a series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices

22	Greater China Opportunities Fund | Annual report

in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 10-31-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
China	$23,169,123	$44,429	$23,124,694	—
Hong Kong	23,716,898	—	23,716,898	—
Taiwan	19,119,510	—	19,119,510	—
United States	318,695	—	318,695	—

Total Investments in
Securities	$66,324,226	$44,429	$66,279,797	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Annual report | Greater China Opportunities Fund	23

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended October 31, 2013, were $705. For the year ended October 31, 2013, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended October 31, 2013 and 2012 was as follows:

	OCTOBER 31, 2013	OCTOBER 31, 2012

Ordinary Income	$162,132	$523,447

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2013, the components of distributable earnings consisted of $231,643 of undistributed ordinary income and $536,069 of long-term capital gains.

24	Greater China Opportunities Fund | Annual report

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1,000,000,000 of the fund’s average daily net assets; (b) 0.95% of the next $1,000,000,000 of the fund’s average daily net assets and (c) 0.90% of the fund’s average daily net assets in excess of $2,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.31% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on February 28, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, these

Annual report | Greater China Opportunities Fund	25

expense reductions amounted to $1,045, $180, $244, $19,855, and $18 for Class A, Class B, Class C, Class I, and Class NAV shares, respectively, for the year ended October 31, 2013.

The investment management fees, including the impact of waivers and reimbursements described above, incurred for the year ended October 31, 2013, was equivalent to a net annual effective rate of 0.97% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended October 31, 2013, amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $45,507 for the year ended October 31, 2013. Of this amount, $7,281 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $35,877 was paid as sales commissions to broker-dealers and $2,349 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchase of $1 million or more are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2013, CDSCs received by the Distributor amounted to $0, $14,501 and $1,244 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail

26	Greater China Opportunities Fund | Annual report

Shares and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended October 31, 2013 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$109,799	$77,916	$16,552	$15,023
Class B	84,076	14,080	16,514	3,019
Class C	109,053	18,180	16,515	3,724
Class I	—	1,458	18,058	835
Total	$302,928	$111,634	$67,639	$22,601

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended October 31, 2013 and 2012 were as follows:

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	351,303	$7,038,278	188,009	$3,154,840
Distributions reinvested	7,450	142,957	27,921	427,184
Repurchased	(691,449)	(13,833,063)	(874,461)	(14,735,861)

Net decrease	(332,696)	($6,651,828)	(658,531)	($11,153,837)

Class B shares

Sold	13,376	$260,352	17,421	$284,349
Distributions reinvested	—	—	914	13,704
Repurchased	(147,088)	(2,859,726)	(198,391)	(3,259,399)

Net decrease	(133,712)	($2,599,374)	(180,056)	($2,961,346)

Class C shares

Sold	66,498	$1,299,435	43,866	$719,454
Distributions reinvested	—	—	1,020	15,277
Repurchased	(155,315)	(3,033,450)	(194,639)	(3,203,751)

Annual report | Greater China Opportunities Fund	27

	Year ended 10-31-13		Year ended 10-31-12
	Shares	Amount	Shares	Amount
Net decrease	(88,817)	($1,734,015)	(149,753)	($2,469,020)

Class I shares

Sold	261,010	$5,342,010	74,374	$1,296,624
Distributions reinvested	331	6,331	664	10,099
Repurchased	(270,126)	(5,471,457)	(101,401)	(1,746,676)

Net decrease	(8,785)	($123,116)	(26,363)	($439,953)

Class NAV shares

Sold	12,438	$252,725	10,505	$179,663
Distributions reinvested	221	4,274	765	11,779
Repurchased	(7,194)	(142,311)	(23,624)	(404,639)

Net increase (decrease)	5,465	$114,688	(12,354)	($213,197)

Total net decrease	(558,545)	($10,993,645)	(1,027,057)	($17,237,353)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $62,780,194 and $73,853,003, respectively, for the year ended October 31, 2013.

28	Greater China Opportunities Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust III and the
Shareholders of John Hancock Greater China Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Greater China Opportunities Fund (the “Fund”) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 20, 2013

Annual report | Greater China Opportunities Fund	29

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2013.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $1,739,829. The fund intends to pass through foreign tax credits of $149,712.

Eligible shareholders will be emailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

30	Greater China Opportunities Fund | Annual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (the Subadvisor) for John Hancock Greater China Opportunities Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16–17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the fund, the Advisor, and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for the fund’s benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative and each Trustee may attribute different weights to different factors. The Board’s conclusions may be

Annual report | Greater China Opportunities Fund	31

based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties through Board meetings, discussions, and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and

(f) the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

32	Greater China Opportunities Fund | Annual report

(a) reviewed information prepared by management regarding the fund’s performance;

(b) considered the comparative performance of the fund’s benchmark;

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the fund’s ranking within a smaller group of peer funds and the fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed the benchmark index for the three- and five-year periods ended December 31, 2012. The Board also noted that the fund outperformed its peer group average for the one- and three-year periods and underperformed the average for the five-year period ended December 31, 2012.

The Board noted that the fund’s performance is being closely monitored. The Board also noted the changes to the fund’s portfolio management team in 2011 and 2012 and that performance has improved since such changes. The Board noted the fund’s favorable performance relative to the benchmark index for the one-year period and peer group for the one- and three-year periods and that the fund’s longer-term performance reflects the prior portfolio management team.

The Board concluded that the fund’s performance is being monitored and reasonably addressed.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund’s contractual and net management fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board noted that net management fees for this fund are higher than the peer group median and that total expenses for this fund are equal to the peer group median. The Board took into account management’s discussion of the fund’s expenses.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor has agreed to waive fees and/or reimburse expense with respect to one of the fund’s share classes if they exceed a specified level. The Board also noted management’s discussion of the fund’s expenses, as well as certain actions taken over the past several years to reduce the fund’s operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Annual report | Greater China Opportunities Fund	33

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;

(c) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(d) income tax law, are reflected in the profitability analysis reviewed by the Board;

(e) considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(i) noted that the subadvisory fees for the fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a) considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

34	Greater China Opportunities Fund | Annual report

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the fund’s fee structure contains breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of fund’s advisory fee structure; and

(c) the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the fund, and comparative performance information relating to the fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the fund, and comparative fee information where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund, that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

Annual report | Greater China Opportunities Fund	35

The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and benchmark and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The performance of the fund is being monitored and reasonably addressed; and

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

36	Greater China Opportunities Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds[4] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2005	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).
Trustee, John Hancock retail funds[4] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | Greater China Opportunities Fund	37

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds[4] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010).
Trustee, John Hancock retail funds[4] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2005	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[4]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds[4], John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

38	Greater China Opportunities Fund | Annual report

Independent Trustees (continued)

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2009	233

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[4] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[5]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock
Investment Management Services, LLC (2005–2010).
Trustee, John Hancock retail funds[4] (since 2012 and 2005–2010); Trustee, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Annual report | Greater China Opportunities Fund	39

Principal officers who are not Trustees

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Hugh McHaffie, Born: 1959	2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[4] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971	2007

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice
President, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, and John Hancock Funds
II (since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[4]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[4] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2007); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (2007–2009 and since 2010, including prior positions).

40	Greater China Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, year of birth	Officer
Position(s) held with fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[4] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the fund effective December 1, 2012.

3 Member of the Audit Committee.

4 “John Hancock retail funds” comprises John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

5 The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain of its affiliates.

Annual report | Greater China Opportunities Fund	41

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management
Craig Bromley†	a division of Manulife Asset Management
Peter S. Burgess*	(North America) Limited
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Hugh McHaffie
President	Legal counsel
K&L Gates LLP
Andrew G. Arnott
Executive Vice President	Independent registered
public accounting firm
Thomas M. Kinzler	PricewaterhouseCoopers LLP
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

42	Greater China Opportunities Fund | Annual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	08A 10/13
MF164569	12/13

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $27,340 for the fiscal year ended October 31, 2013 for John Hancock Greater China Opportunities Fund and $28,265 for the fiscal year ended October 31, 2012 for John Hancock Greater China Opportunities Fund These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended October 31, 2013 amounted to $1,236 for John Hancock Greater China Opportunities Fund and $1,094 for the fiscal year ended October 31, 2012 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $3,461 for the fiscal year ended October 31, 2013 for John Hancock Greater China Opportunities Fund and $3,461 for the fiscal year ended October 31, 2012 for John Hancock Greater China Opportunities Fund. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees

Other fees for the fiscal year ended October 31, 2013 amounted to $213 for John Hancock Greater China Opportunities Fund and $419 for the fiscal year ended October 31, 2012 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $4,602,543 for the fiscal year ended October 31, 2013 and $3,659,814 for the fiscal year ended October 31, 2012.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Hugh McHaffie
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Hugh McHaffie

President

Date:	December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie

President

Date:	December 20, 2013

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo

Chief Financial Officer

Date:	December 20, 2013